Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000219507 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000219507 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000219507 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000219507 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000219507 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000219507 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000219507 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219507 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219507 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219507 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240614 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000240614 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000240614 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000240614 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000240614 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000240614 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240614 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240614 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000240614 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240614 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000250258 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000250258 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250258 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250258 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000250258 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000250258 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000250258 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000250258 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000250258 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000250258 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.80%